Preferred Stock (Details) (USD $)	May 31, 2014
Preferred Stock Number Of Shares Par Value And Other Disclosures [Abstract]
Preferred Stock Shares Authorized	4,000,000
Preferred Stock Par Value	$ 0
Preferred Stock Shares Issued	0